Description of Business, Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012 Segment Country	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Venezuela [Member]	Dec. 31, 2012 Maximum [Member] M	Dec. 31, 2012 Maximum [Member] Buildings and related leasehold improvements [Member]	Dec. 31, 2012 Maximum [Member] Equipment [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Buildings and related leasehold improvements [Member]	Dec. 31, 2012 Minimum [Member] Equipment [Member]	May 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	May 31, 2008 Preferred B shares [Member]
Accounting Policies [Line Items]
Percentage of total shares acquired											100.00%	99.40%	100.00%
Number of reportable segments	3
Number of countries in which entity operates	100
Equity method investment, percentage					50.00%			20.00%
Cost method investment, percentage	20.00%
Percentage of devalued currency				32.00%
Foreign exchange transaction (losses)/gains				$ 12
Impairment in other expense	6
Cash equivalents original maturity period					3
Property, plant and equipment estimated useful life						50 years	10 years		25 years	3 years
Advertising and marketing expenses	18	20	20
Stock-based compensation	$ 33	$ 26	$ 18